COMMITMENTS AND CONTINGENCIES (Details) (CNY)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Year ended:
March 31, 2014	5,859,831
March 31, 2015	2,368,911
March 31, 2016	1,963,867
Total	10,192,609
Rental expense for operating leases	6,517,907	5,159,138	5,446,033
Minimum
Lease commitments
Operating lease term	2 years
Maximum
Lease commitments
Operating lease term	3 years
Year ended:
Operating lease term which were not renewed	1 month